Cash Distributions and Earnings per Unit - Schedule of earnings per unit, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income attributable to Navios Partners’ unitholders	$ 433,645	$ 579,247	$ 516,186
Income attributable to:
Common unitholders	$ 424,974	$ 567,662	$ 505,862
Earnings per unit basic:	$ 14.08	$ 18.82	$ 22.36
Earnings per unit diluted:	$ 14.08	$ 18.82	$ 22.32
Limited Partner [Member]
Income attributable to:
Common unitholders	$ 424,974	$ 567,662	$ 505,862
Weighted average units outstanding basic:	30,183,428	30,155,148	22,620,324
Earnings per unit basic:	$ 14.08	$ 18.82	$ 22.36
Weighted average units outstanding diluted	30,184,388	30,156,149	22,663,240
Earnings per unit diluted:	$ 14.08	$ 18.82	$ 22.32
Earnings per unit distributed basic:	0.20	0.20	0.20
Earnings per unit distributed diluted:	0.20	0.20	0.20
Earnings per unit - undistributed basic:	13.88	18.62	22.16
Earnings per unit undistributed diluted	$ 13.88	$ 18.62	$ 22.12